Operating Expenses - Summary of Consolidated Operating Expense (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Expense [Line items]
Administrative expenses	[1],[2]	$ 1,074	$ 958	$ 1,049
Depreciation and amortization included in administrative expenses		140	137	141
Depreciation and amortization included in selling expenses		51	49	50
R&D activities by internal areas [member]
Operating Expense [Line items]
Administrative expenses		$ 42	$ 44	$ 39

[1]	All significant R&D activities are executed by several internal areas of CEMEX as part of their daily activities. In 2022, 2021 and 2020, total combined expenses of these departments recognized within administrative expenses were $42, $44 and $39, respectively.
[2]	In 2022, 2021 and 2020, administrative expenses include depreciation and amortization of $140, $137 and $141, respectively, and selling expenses include depreciation and amortization of $51 in 2022, $49 in 2021 and $50 in 2020.